HORIZONS ETF TRUST I

(the “Trust”)

Horizons NASDAQ 100 Covered Call ETF (QYLD)

Principal U.S. Listing Exchange: The NASDAQ Stock Market

Supplement dated May 25, 2017 to the Fund’s Currently Effective Summary Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus dated February 28, 2017 for the Fund, a series of the Trust, and should be read in conjunction with that document.

Effective immediately, Kevin Kelly will no longer be a portfolio manager of the Fund. All references to Mr. Kelly contained in the Summary Prospectus are hereby deleted.

Effective immediately, the following replaces the paragraph under “Portfolio Managers” on page 8 of the Summary Prospectus:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Garrett Paolella (since December 2013), Jonathan Molchan (since May 2017) and Troy Cates (since May 2017).

Please call 844.723.8637 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.